Research, Development, and Computer Software, Policy (Policies)	3 Months Ended
Nov. 30, 2015
Policies
Research, Development, and Computer Software, Policy

Research and development costs - The Company expenses costs of research and development cost as incurred. Research and development costs for the three months ended November 30, 2015, and November 30, 2014, was $45,174 and $39,614 respectively.